American Century Investments®
Quarterly Portfolio Holdings
Adaptive Small Cap Fund
October 31, 2019

Adaptive Small Cap - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.3%
Air Freight and Logistics — 0.3%
Radiant Logistics, Inc.(1)	19,482	105,008
Auto Components — 1.8%
Fox Factory Holding Corp.(1)	10,195	621,283
Stoneridge, Inc.(1)	1,699	52,465
		673,748
Banks — 4.2%
ACNB Corp.	4,435	156,955
Cambridge Bancorp(2)	1,013	78,518
Central Valley Community Bancorp	2,690	56,033
Chemung Financial Corp.	3,436	146,270
Enterprise Bancorp, Inc.	6,014	179,277
Franklin Financial Services Corp.(2)	2,793	99,961
IBERIABANK Corp.	2,044	150,009
Macatawa Bank Corp.	7,808	81,633
Oak Valley Bancorp	1,701	28,407
OFG Bancorp	28,888	586,715
		1,563,778
Biotechnology — 4.2%
Agenus, Inc.(1)	33,469	86,685
Allogene Therapeutics, Inc.(1)(2)	3,725	107,280
Arena Pharmaceuticals, Inc.(1)	1,776	86,518
BioSpecifics Technologies Corp.(1)	1,509	73,081
Dicerna Pharmaceuticals, Inc.(1)	7,720	127,303
Eagle Pharmaceuticals, Inc.(1)	1,821	114,177
Enanta Pharmaceuticals, Inc.(1)	749	45,599
Epizyme, Inc.(1)	7,287	83,873
Gossamer Bio, Inc.(1)	4,397	90,468
Kura Oncology, Inc.(1)	5,265	78,870
Ligand Pharmaceuticals, Inc.(1)	866	94,229
Principia Biopharma, Inc.(1)	2,574	90,888
Prothena Corp. plc(1)	6,362	57,894
TCR2 Therapeutics, Inc.(1)(2)	5,475	68,054
Ultragenyx Pharmaceutical, Inc.(1)	2,622	105,247
Vanda Pharmaceuticals, Inc.(1)	6,282	84,870
Vericel Corp.(1)	6,465	102,600
Voyager Therapeutics, Inc.(1)	5,068	77,996
		1,575,632
Building Products — 2.4%
Advanced Drainage Systems, Inc.	21,531	797,078
Simpson Manufacturing Co., Inc.	1,224	101,151
		898,229
Capital Markets — 1.0%
Artisan Partners Asset Management, Inc., Class A	2,994	81,886

Waddell & Reed Financial, Inc., Class A(2)	18,455	305,615
		387,501
Chemicals — 1.3%
Ingevity Corp.(1)	3,102	261,219
Innospec, Inc.	905	82,681
Intrepid Potash, Inc.(1)	30,704	94,875
PolyOne Corp.	1,396	44,742
		483,517
Commercial Services and Supplies — 2.0%
ACCO Brands Corp.	8,147	74,545
Rollins, Inc.	17,461	665,439
		739,984
Construction and Engineering — 0.9%
Sterling Construction Co., Inc.(1)	21,225	344,800
Electric Utilities — 2.5%
ALLETE, Inc.	1,535	132,102
Avangrid, Inc.	1,926	96,396
IDACORP, Inc.	4,886	525,831
Portland General Electric Co.	2,819	160,345
		914,674
Electronic Equipment, Instruments and Components — 4.6%
Fitbit, Inc., Class A(1)	47,286	292,227
Insight Enterprises, Inc.(1)	13,128	805,797
Novanta, Inc.(1)	3,992	355,487
Plexus Corp.(1)	1,306	96,566
Sanmina Corp.(1)	5,590	171,781
		1,721,858
Energy Equipment and Services — 0.9%
Archrock, Inc.	10,287	99,167
National Energy Services Reunited Corp.(1)(2)	32,163	222,246
		321,413
Equity Real Estate Investment Trusts (REITs) — 6.3%
City Office REIT, Inc.	6,562	88,849
GEO Group, Inc. (The)	8,011	121,927
Gladstone Commercial Corp.	5,076	119,591
Mack-Cali Realty Corp.	31,487	674,452
New Senior Investment Group, Inc.	100,786	709,533
Preferred Apartment Communities, Inc., Class A	43,639	624,911
		2,339,263
Food and Staples Retailing — 1.6%
Chefs' Warehouse, Inc. (The)(1)	14,569	482,598
Village Super Market, Inc., Class A	4,879	129,294
		611,892
Health Care Equipment and Supplies — 3.7%
ABIOMED, Inc.(1)	1,846	383,193
Globus Medical, Inc., Class A(1)	7,766	406,705
Lantheus Holdings, Inc.(1)	5,660	118,011
Neogen Corp.(1)	7,212	469,213
		1,377,122

Health Care Providers and Services — 3.2%
Amedisys, Inc.(1)	464	59,633
AMN Healthcare Services, Inc.(1)	12,325	724,217
Brookdale Senior Living, Inc.(1)	53,409	392,556
		1,176,406
Hotels, Restaurants and Leisure — 1.7%
Planet Fitness, Inc., Class A(1)	9,059	576,696
Ruth's Hospitality Group, Inc.	3,466	71,330
		648,026
Household Durables — 0.7%
Installed Building Products, Inc.(1)	3,783	246,727
Independent Power and Renewable Electricity Producers — 0.1%
Pattern Energy Group, Inc., Class A	1,994	55,892
Insurance — 3.1%
American Equity Investment Life Holding Co.	23,933	590,666
FBL Financial Group, Inc., Class A	1,704	97,776
Universal Insurance Holdings, Inc.	16,686	452,357
		1,140,799
Internet and Direct Marketing Retail — 0.6%
Etsy, Inc.(1)	5,292	235,441
IT Services — 1.1%
CACI International, Inc., Class A(1)	344	76,970
Endurance International Group Holdings, Inc.(1)	83,424	327,022
		403,992
Leisure Products — 0.6%
Johnson Outdoors, Inc., Class A	3,624	212,185
Life Sciences Tools and Services — 2.0%
Accelerate Diagnostics, Inc.(1)(2)	22,653	348,856
NeoGenomics, Inc.(1)	5,886	134,966
Syneos Health, Inc.(1)	5,220	261,783
		745,605
Machinery — 5.2%
Douglas Dynamics, Inc.	8,073	378,059
Evoqua Water Technologies Corp.(1)	2,673	46,430
Harsco Corp.(1)	27,009	547,472
John Bean Technologies Corp.	1,289	132,471
Meritor, Inc.(1)	5,526	121,738
Omega Flex, Inc.	7,819	725,994
		1,952,164
Media — 1.8%
Central European Media Enterprises Ltd., Class A(1)	70,145	314,600
TechTarget, Inc.(1)	14,464	352,922
		667,522
Metals and Mining — 1.4%
Carpenter Technology Corp.	3,167	155,247
Kaiser Aluminum Corp.	1,016	108,793
Schnitzer Steel Industries, Inc., Class A	12,415	264,936
		528,976

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Exantas Capital Corp.	7,194	84,601
Multi-Utilities — 0.2%
Black Hills Corp.	738	58,177
Oil, Gas and Consumable Fuels — 2.4%
Arch Coal, Inc., Class A	1,589	125,356
Berry Petroleum Corp.	9,160	86,012
Delek US Holdings, Inc.	7,385	295,031
Falcon Minerals Corp.(2)	12,560	77,370
GasLog Ltd.	6,692	91,747
Hallador Energy Co.	5,297	17,824
Talos Energy, Inc.(1)	9,624	207,205
		900,545
Paper and Forest Products — 0.2%
Schweitzer-Mauduit International, Inc.	1,613	65,310
Personal Products — 0.9%
USANA Health Sciences, Inc.(1)	4,753	352,245
Pharmaceuticals — 2.0%
Corcept Therapeutics, Inc.(1)	9,678	141,202
Innoviva, Inc.(1)	50,516	586,996
		728,198
Professional Services — 0.6%
Insperity, Inc.	2,122	224,147
Real Estate Management and Development — 1.3%
Altisource Portfolio Solutions SA(1)(2)	4,202	74,795
Marcus & Millichap, Inc.(1)	6,518	232,823
RMR Group, Inc. (The), Class A	3,642	176,273
		483,891
Road and Rail — 0.7%
PAM Transportation Services, Inc.(1)	4,237	242,780
Semiconductors and Semiconductor Equipment — 3.3%
Advanced Energy Industries, Inc.(1)	3,331	196,862
Amkor Technology, Inc.(1)	21,611	268,625
Formfactor, Inc.(1)	18,930	413,242
Photronics, Inc.(1)	29,896	352,773
		1,231,502
Software — 6.2%
ACI Worldwide, Inc.(1)	5,153	161,753
Cornerstone OnDemand, Inc.(1)	997	58,394
Paycom Software, Inc.(1)	2,897	612,802
Rimini Street, Inc.(1)	25,646	100,276
SPS Commerce, Inc.(1)	7,482	394,825
TeleNav, Inc.(1)	45,675	215,129
Trade Desk, Inc. (The), Class A(1)	2,172	436,138
Tyler Technologies, Inc.(1)	615	165,140
Workiva, Inc.(1)	4,183	174,306
		2,318,763
Specialty Retail — 4.7%
Aaron's, Inc.	8,958	671,223

Burlington Stores, Inc.(1)	3,280	630,318
Group 1 Automotive, Inc.	4,376	435,149
		1,736,690
Thrifts and Mortgage Finance — 7.4%
Essent Group Ltd.	15,853	825,783
Federal Agricultural Mortgage Corp., Class C	2,732	231,373
Northwest Bancshares, Inc.	8,865	149,553
Radian Group, Inc.	34,159	857,391
Sterling Bancorp, Inc.	32,503	314,954
Walker & Dunlop, Inc.	5,991	377,373
		2,756,427
Trading Companies and Distributors — 3.6%
Aircastle Ltd.	20,312	552,893
BMC Stock Holdings, Inc.(1)	14,141	381,666
Triton International Ltd.	11,012	404,140
		1,338,699
Water Utilities — 0.1%
AquaVenture Holdings Ltd.(1)	2,224	43,635
Wireless Telecommunication Services — 1.3%
Shenandoah Telecommunications Co.	14,706	472,945
TOTAL COMMON STOCKS (Cost $34,421,409)		35,110,709
EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 2000 ETF(2) (Cost $1,136,698)	7,231	1,124,059
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 2.25%, 3/31/21 - 5/15/26, valued at $848,992), in a joint trading account at 1.50%, dated 10/31/19, due 11/1/19 (Delivery value $831,343)		831,308
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 9/30/26, valued at $283,707), at 0.65%, dated 10/31/19, due 11/1/19 (Delivery value $277,005)		277,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	830	830
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,109,138)		1,109,138
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $369,169)	369,169	369,169
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $37,036,414)		37,713,075
OTHER ASSETS AND LIABILITIES — (1.3)%		(491,669)
TOTAL NET ASSETS — 100.0%		$37,221,406

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,116,195. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $2,167,328, which includes securities collateral of $1,798,159.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	35,110,709	—	—
Exchange-Traded Funds	1,124,059	—	—
Temporary Cash Investments	830	1,108,308	—
Temporary Cash Investments - Securities Lending Collateral	369,169	—	—
	36,604,767	1,108,308	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.